Earnings per Share - Income and Share Data Used In Basic and Diluted Earnings Per Share Computations (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income, basic and diluted	$ 126,230	$ 188,257	$ 25,502
Denominator:
Weighted-average number of common shares outstanding, basic	211,454	217,223	216,964
Effect of share-based compensation awards (in shares)	103	153	457
Weighted-average number of common shares outstanding, diluted	211,557	217,376	217,421
Earnings per share:
Basic (in dollars per share)	$ 0.60	$ 0.87	$ 0.12
Diluted (in dollars per share)	$ 0.60	$ 0.87	$ 0.12